Fair Value Measurements - Reconciliation of derivative liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		$ 40,532,280
Derivative liabilities at ending	$ 40,532,280	29,283,330
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		21,390,000
Change in fair value	1,932,000	(4,140,000)
Derivative liabilities at ending	21,390,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		11,449,330
Change in fair value	1,034,130	(2,216,000)
Derivative liabilities at ending	11,449,330
Forward Purchase Agreement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		7,692,950
Change in fair value	3,647,030	$ (4,892,950)
Derivative liabilities at ending	$ 7,692,950